Debt and Financing Arrangements - Schedule of the Convertible Notes for the Respective Periods (Details) - USD ($)	Jun. 30, 2026	Feb. 27, 2026	Dec. 31, 2025	Jun. 15, 2025	Dec. 31, 2024
December 2024 Initial Investor Note [Member]
Debt and Financing Arrangements - Schedule of the Convertible Notes for the Respective Periods (Details) [Line Items]
Convertible debt, gross					$ 20,000,000
June 2025 Amended Investor Note [Member]
Debt and Financing Arrangements - Schedule of the Convertible Notes for the Respective Periods (Details) [Line Items]
Convertible debt, gross			20,000,000
Less:
Debt discount, net of amortization				$ 5,800,000
Add:
Amended debt premium, net of amortization		$ 1,300,000		$ 2,000,000
December 2024 Initial Investor Note and June 2025 Amended Investor Note
Debt and Financing Arrangements - Schedule of the Convertible Notes for the Respective Periods (Details) [Line Items]
Convertible debt, gross			20,000,000		20,000,000
Less:
Debt discount, net of amortization					6,636,805
Debt issuance costs, net of amortization			90,260		1,610,290
Add:
Amended debt premium, net of amortization			1,559,935
Convertible debt, net			21,469,675		11,752,905
Less: Current portion of long-term debt					11,752,905
Convertible note, net			21,469,675
March 2025 Investor Note [Member]
Debt and Financing Arrangements - Schedule of the Convertible Notes for the Respective Periods (Details) [Line Items]
Convertible debt, gross			46,279,500
Fair value adjustment			928,056
Add:
Convertible note, net			$ 47,207,556